                                   UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                                  WASHINGTON, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-21829

                                    BBH TRUST

    BBH U.S. Treasury Money Fund
    BBH Money Market Fund
    BBH Tax Exempt Money Fund

               (Exact name of Registrant as specified in charter)

                140 Broadway,
                New York, NY  10005
               (Address of principal executive offices)

               Corporation Services Company,
               2711 Centerville Road, Suite 400, Wilmington,
               DE, 19808
               (Name and address of agent for service)

Registrant's telephone number, including area code: (212) 593-7237

Date of fiscal year end: JUNE 30

Date of reporting period: SEPTEMBER 30, 2008

ITEM 1. SCHEDULES OF INVESTMENTS.

BBH U.S. TREASURY MONEY FUND
PORTFOLIO OF INVESTMENTS
September 30, 2008 (unaudited)

	Principal
	Amount				Value
		U.S. TREASURY BILLS (a) (54.1%)
	$18,545,000	due 10/09/08, 0.077%			$18,544,683
	7,410,000	due 10/16/08, 0.350%			7,408,919
	7,000,000	due 10/23/08, 0.500%			6,997,861
	5,000,000	due 10/30/08, 0.600%			4,997,583
	10,000,000	due 11/06/08, 1.593%			9,984,100
	13,140,000	due 11/20/08, 1.823%			13,107,024
	11,685,000	due 12/11/08, 1.750%			11,644,946
	8,410,000	due 01/02/09, 0.300%			8,403,482
	6,425,000	due 01/15/09, 1.727%			6,392,546
		Total U.S. Treasury Bills			87,481,144

		REPURCHASE AGREEMENTS (46.3%)
	25,000,000	Greenwich Capital Holdings, Inc. 0.100%, 10/01/08 (Agreement
		dated 09/30/08 collateralized by U.S. Treasury Note 3.125%,
		due 09/30/13, value $25,462,821)			25,000,000
	50,000,000	JPMorgan Chase & Co. 0.100%, 10/01/08 (Agreement dated
		9/30/2008 collateralized by U.S.Treasury Note 3.375%,
		due 10/15/09, value $50,966,474)			50,000,000
		Total Repurchase Agreements			75,000,000

TOTAL INVESTMENTS , AT AMORTIZED COST				100.4%	$162,481,144
LIABILITIES IN EXCESS OF OTHER ASSETS				(0.4)	(664,326)
NET ASSETS				100.0%	$161,816,818

(a)	Rates shown are yields to maturity at time of purchase.

Fair Value Measurements
The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value
Measurements ("FAS 157"), effective July 1, 2008. For net asset valuation determination purposes, various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.
-	Level 1 - quoted prices in active markets for identical investments.
-	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment
	speeds, credit risk, etc.)
-	Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The following is a summary of the inputs used as of September 30, 2008 in valuing the Fund's investment carried at value:

				Investments in
	Valuation Inputs			Securities
	Level 1 - Quoted prices			$0
	Level 2 - Other Significant Observable Inputs			162,481,144
	Level 3 - Significant Unobservable Inputs			0
	Total			$162,481,144

Portfolio holdings are shown as of the date indicated. Since market conditions fluctuate can suddenly and frequently, the portfolio holdings may change and this list is not indicative of future portfolio composition.
These portfolio holdings are not intended to be and do not constitute recommendations that others buy, sell, or hold any of the securities listed.

An investment in money market funds is neither insured nor guaranteed by the Federal Deposit Insurance
Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these funds.

For more complete information on the fund, call 1-800-625-5759 for a prospectus or visit www.bbhfunds.com.
You should consider the fund's investment objectives, risks, charges, and expenses carefully before you invest.
Information about these and other important subjects is in the Fund's prospectus, which you should read carefully before investing.

The BBH Funds are managed by a separately identifiable department within Brown Brothers Harriman & Co.
The Distributor is Edgewood Services, Inc. Date of first use: 11/08.

BBH MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS
September 30, 2008 (unaudited)

	Principal		Maturity	Interest
	Amount		Date	Rate	Value
		CERTIFICATES OF DEPOSIT (4.8%)
	$17,500,000	Australia & New Zealand Banking Group	10/09/08	2.800%	$17,500,192
	21,500,000	Banco Bilbao Vizcaya Argentaria	12/16/08	2.745	21,500,225
	12,800,000	Bank of Montreal[1]	10/31/08	2.889	12,800,054
	10,000,000	Calyon, New York	10/10/08	2.790	10,000,172
	12,000,000	Calyon, New York[1]	01/16/09	2.771	11,990,808
	8,600,000	Royal Bank of Canada	02/02/09	5.290	8,672,103
	20,000,000	Wilmington Trust Co.	11/14/08	2.900	20,000,243
		Total Certificates of Deposit			102,463,797

		COMMERCIAL PAPER (38.4%)
	19,456,000	Ascension Health	10/08/08	2.207	19,447,677
	15,000,000	AT&T, Inc.	10/30/08	2.227	14,973,215
	15,000,000	Bank of America Corp.	11/12/08	2.678	14,953,450
	15,500,000	Barclays US Funding LLC	11/13/08	2.780	15,448,902
	22,800,000	Brown University	10/07/08	2.197	22,791,678
	8,000,000	Brown-Forman Beverages, Europe, Ltd.	10/06/08	2.364	7,997,389
	20,000,000	Brown-Forman Beverages, Europe, Ltd.	12/04/08	2.262	19,920,000
	18,100,000	Catholic Health Initiative	11/18/08	2.680	18,100,000
	15,000,000	CBA (Delaware) Finance	11/12/08	2.612	14,954,500
	19,917,000	City of Chicago, IIIinois	02/02/09	2.999	19,718,051
	40,000,000	Columbia University	10/07/08	2.467	39,983,665
	20,000,000	ConocoPhillips Co.	10/10/08	2.157	19,989,250
	20,000,000	ConocoPhillips Co.	10/29/08	2.232	19,965,467
	15,000,000	Cornell University	10/09/08	2.204	14,992,667
	10,000,000	Danske Corp.	10/14/08	2.561	9,990,792
	10,000,000	Danske Corp.	11/13/08	2.697	9,967,989
	12,925,000	De Kalb County, Georgia Development Authority Revenue	12/03/08	2.600	12,925,000
	25,000,000	FPL Group Capital, Inc.	10/15/08	3.460	24,966,458
	20,000,000	General Electric Capital Corp.	11/21/08	2.464	19,930,583
	15,000,000	Hartford Financial Services Group, Inc.	12/10/08	2.364	14,931,458
	22,000,000	Hewlett-Packard Co.	10/02/08	2.186	21,998,668
	20,000,000	HSBC USA, Inc.	11/03/08	2.699	19,950,867
	11,253,000	ING (US) Funding LLC	10/07/08	2.560	11,248,218
	15,000,000	ING (US) Funding LLC	11/10/08	2.718	14,955,000
	16,000,000	John Deere Capital Corp	10/02/08	2.168	15,999,040
	40,075,000	Los Angeles Department of Airports	10/01/08	2.606	40,075,000
	12,800,000	Michigan State	10/28/08	4.900	12,800,000
	15,000,000	National Australia Funding (Delaware), Inc.	10/01/08	2.685	15,000,000
	30,021,000	Nebraska Public Power District	10/08/08	2.667	30,005,706
	33,000,000	Rabobank USA Financial Corp.	10/01/08	0.200	33,000,000
	20,000,000	Rabobank USA Financial Corp.	11/26/08	2.678	19,917,244
	13,500,000	Rutgers, State University of New Jersey	10/15/08	2.800	13,500,000
	20,000,000	Societe Generale	11/26/08	2.789	19,913,822
	20,000,000	Stanford University	10/09/08	2.206	19,990,222
	15,000,000	Stanley Works	10/07/08	2.342	14,994,175
	25,000,000	State of North Carolina	11/05/08	2.900	25,000,000
	40,000,000	Trinity Health Corp.	10/03/08	2.445	39,994,578
	30,000,000	UBS Finance Delaware LLC	10/01/08	3.000	30,000,000
	20,000,000	UBS Finance Delaware LLC	10/08/08	2.661	19,989,694
	5,375,000	University of Michigan	11/13/08	2.650	5,375,000
	40,000,000	Yale University	10/07/08	2.467	39,983,665
		Total Commercial Paper			819,639,090

		CORPORATE BONDS (12.0%)
	10,700,000	Associates Corp. of North America	11/01/08	6.250	10,711,970
	8,620,000	Associates Corp. of North America	11/15/08	6.875	8,656,592
	8,000,000	Bank of America Corp.	02/15/09	5.875	8,071,441
	5,000,000	BellSouth Corp.	09/15/09	4.200	5,038,481
	10,000,000	Caterpillar Financial Services Corp.[1]	05/18/09	2.867	9,997,476
	5,100,000	Citicorp	11/15/08	6.375	5,115,778
	3,445,000	ConocoPhillips Co.	03/30/09	6.375	3,502,802
	4,300,000	Credit Suisse USA, Inc.	01/15/09	3.875	4,311,337

BBH MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS (continued)
September 30, 2008 (unaudited)

	Principal		Maturity	Interest
	Amount		Date	Rate	Value
		CORPORATE BONDS (continued)
	$3,341,000	Credit Suisse USA, Inc.	06/01/09	4.700%	$3,371,325
	3,900,000	Fleet National Bank	01/15/09	5.750	3,929,525
	1,447,000	General Electric Capital Corp.	10/15/08	3.600	1,446,433
	3,250,000	General Electric Capital Corp.[1]	10/24/08	2.795	3,249,951
	3,400,000	Goldman Sachs Group, Inc.[1]	12/22/08	3.294	3,397,486
	2,600,000	Goldman Sachs Group, Inc.[1]	12/23/08	3.250	2,597,899
	6,247,000	Goldman Sachs Group, Inc.[1]	03/24/09	3.278	6,238,869
	12,000,000	Hartford Financial Services Group, Inc.	11/01/08	6.375	12,029,272
	15,000,000	Hewlett-Packard Co.[1]	06/15/09	2.829	14,993,395
	4,300,000	HSBC Finance Corp.	12/15/08	4.125	4,298,944
	5,000,000	HSBC Finance Corp.	05/15/09	4.750	5,042,074
	10,000,000	IBM International Group Capital LLC[1]	07/29/09	3.133	10,029,771
	4,300,000	JP Morgan Chase & Co.	10/15/08	5.750	4,301,680
	17,100,000	JP Morgan Chase & Co.[1]	12/22/08	3.254	17,092,645
	4,760,000	JP Morgan Chase & Co.	01/15/09	6.000	4,799,409
	8,600,000	National Rural Utilities Cooperative Finance Corp.	12/01/08	5.750	8,625,235
	19,600,000	Pioneer Hi-Bred International, Inc.	01/15/09	5.750	19,755,880
	6,000,000	PNC Bank NA1	12/29/08	3.669	5,995,322
	8,600,000	PNC Funding Corp.	02/15/09	6.125	8,683,862
	2,100,000	US Bancorp	04/28/09	5.300	2,129,414
	15,000,000	US Bank NA1	09/10/09	2.914	15,000,000
	21,400,000	Wachovia Bank NA1	10/03/08	2.070	21,399,498
	8,600,000	Wachovia Bank NA	12/01/08	5.800	8,634,433
	4,300,000	Wells Fargo & Co.[1]	10/31/08	2.546	4,299,497
	5,000,000	Wells Fargo & Co.[1]	08/03/09	7.130	4,973,633
	4,450,000	Westpac Banking Corp.[1]	08/14/09	3.089	4,448,742
		Total Corporate Bonds			256,170,071

		MUNICIPAL BONDS (0.5%)
	10,400,000	Savannah College of Art & Design[1]	10/02/08	6.000	10,400,000

		U.S. GOVERNMENT AGENCY
		OBLIGATIONS (6.2%)
	4,300,000	Federal Farm Credit Bank	06/15/09	3.950	4,344,981
	8,000,000	Federal Farm Credit Bank	08/03/09	5.250	8,164,544
	62,000,000	Federal Home Loan Bank	10/01/08	0.100	62,000,000
	4,300,000	Federal Home Loan Bank	11/21/08	4.625	4,312,849
	7,940,000	Federal Home Loan Bank	04/21/09	2.350	7,932,310
	8,600,000	Federal Home Loan Bank	05/07/09	2.750	8,600,000
	8,600,000	Federal Home Loan Bank	05/13/09	2.375	8,590,448
	15,000,000	Federal National Mortgage Assoc.	11/12/08	2.445	14,957,475
	12,800,000	FHLMC	05/18/09	2.500	12,800,000
		Total U.S. Government Agency Obligations			131,702,607

		TIME DEPOSITS (16.5%)
	50,000,000	Bank of Montreal	10/01/08	1.000	50,000,000
	50,000,000	Branch Banking & Trust Co.	10/01/08	1.000	50,000,000
	50,000,000	Canadian Imperial Bank of Commerce	10/01/08	1.500	50,000,000
	50,000,000	Dresdner Bank AG	10/01/08	5.000	50,000,000
	42,200,000	HSBC Bank	10/01/08	0.125	42,200,000
	60,000,000	Toronto Dominion Bank	10/01/08	0.500	60,000,000
	50,000,000	Wells Fargo & Co.	10/01/08	1.680	50,000,000
		Total Time Deposits			352,200,000

		REPURCHASE AGREEMENTS (23.4%)
	100,000,000	BNP Paribas (Agreement dated 09/30/08
		collateralized by FNMA 6.000%, due 03/01/37,
		value $102,000,001)	10/01/08	1.150	100,000,000
	100,000,000	Deutsche Bank (Agreement dated 09/30/08
		collateralized by FMAC 4.000%-7.000%,
		due 09/01/32-07/01/38, value $19,892,441)
		and FNMA 4.000%-8.500%, due 01/01/23-03/01/48
		value $82,107,559)	10/01/08	2.500	100,000,000

BBH MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS (continued)
September 30, 2008 (unaudited)

	Principal		Maturity	Interest
	Amount		Date	Rate	Value
		REPURCHASE AGREEEMENTS (continued)
	$75,000,000	Greenwich Capital Holdings, Inc. (Agreement dated
		09/30/08 collateralized by U.S. Treasury Notes
		3.500%-4.088%, due 08/15/09, value $76,524,399)	10/01/08	0.100%	$75,000,000
	75,000,000	Merrill Lynch & Co., Inc. (Agreement dated 09/30/08
		collateralized by U.S.Treasury Note 1.955%,
		due 09/24/09, value $76,475,655)	10/01/08	0.050	75,000,000
	75,000,000	Royal Bank of Canada (Agreement dated
		09/30/08 collateralized by FMAC 5.000%-6.000%,
		due 01/01/19-09/01/38, value $20,442,092;
		FNMA 5.000%-6.000%, due 11/01/18-08/01/38
		value $35,957,641; and GNMA 4.500%-5.000%,
		due 08/20/38-09/20/38, value $20,100,267)	10/01/08	2.250	75,000,000
	75,000,000	Societe Generale (Agreement dated 09/30/08
		collateralized by FNMA 5.500%, due 07/01/38,
		value $76,500,001)	10/01/08	1.750	75,000,000
		Total Repurchase Agreements			500,000,000

TOTAL INVESTMENTS AT AMORTIZED COST				101.8%	$2,172,575,565
LIABILITIES IN EXCESS OF CASH AND OTHER ASSETS				(1.8)	(38,432,787)
NET ASSETS				100.0%	$2,134,142,778

[1]	Variable rate instrument. Interest rates change on specific dates (such as coupon or interest payment date). The yield shown
	represents the September 30, 2008 coupon or interest rate.

	Abbreviations:
	FHLMC - Federal Home Loan Mortgage Corporation
	FMAC - Financial Markets Association of Canada
	FNMA - Federal National Mortgage Association
	GNMA - Government National Mortgage Association

Fair Value Measurements
The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value
Measurements ("FAS 157"), effective July 1, 2008. For net asset valuation determination purposes, various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.
-	Level 1 - quoted prices in active markets for identical investments.
-	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment
	speeds, credit risk, etc.)
-	Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The following is a summary of the inputs used as of September 30, 2008 in valuing the Fund's investment carried at value:

			Investments in
	Valuation Inputs		Securities
	Level 1 - Quoted prices		$0
	Level 2 - Other Significant Observable Inputs		2,172,575,565
	Level 3 - Significant Unobservable Inputs		0
	Total		$2,172,575,565

	Portfolio holdings are shown as of the date indicated. Since market conditions can fluctuate suddenly and
	frequently, the portfolio holdings may change and this list is not indicative of future portfolio composition.
	These portfolio holdings are not intended to be and do not constitute recommendations that others buy,
	sell, or hold any of the securities listed.

	An investment in money market funds is neither insured nor guaranteed by the Federal Deposit Insurance
	Corporation or any other government agency. Although money market funds seek to preserve the value of
	your investment at $1.00 per share, it is possible to lose money by investing in these funds.

	For more complete information on the fund, call 1-800-625-5759 for a prospectus or visit www.bbhfunds.com.
	You should consider the fund's investment objectives, risks, charges, and expenses carefully before you invest.
	Information about these and other important subjects is in the Fund's prospectus, which you should read
	carefully before investing.

	The BBH Funds are managed by a separately identifiable department within Brown Brothers Harriman & Co.
	The Distributor is Edgewood Services, Inc. Date of first use: 11/08.

BBH TAX EXEMPT MONEY FUND
PORTFOLIO OF INVESTMENTS
September 30, 2008 (unaudited)

	Principal		Maturity	Interest
	Amount		Date	Rate	Value

		MUNICIPAL BONDS (84.6%)
		CERTIFICATES OF PARTICIPATION (3.2%)
	$4,000,000	Mecklenburg County, North Carolina[1]	10/02/08	7.250%	$4,000,000
	4,500,000	Mecklenburg County, North Carolina[1]	10/02/08	7.480	4,500,000
	2,065,000	North Carolina Infrastructure Finance Corp.	05/01/09	5.000	2,104,940
	2,000,000	Raleigh, North Carolina[1]	10/01/08	7.980	2,000,000
	4,000,000	Winston-Salem, North Carolina[1]	08/01/09	7.470	4,000,000
		Total Certificates of Participation			16,604,940

		EDUCATION (16.3%)
	2,010,000	Arizona State Board of Regents	06/01/09	4.000	2,042,731
	7,000,000	Colorado Springs, Colorado[1]	10/01/08	6.250	7,000,000
	900,000	Connecticut State Health & Educational Facilities Authority[1]	10/01/08	3.750	900,000
	5,000,000	Delaware State Economic Development Authority[1]	10/02/08	7.250	5,000,000
	3,000,000	Massachusetts State Health & Educational Facilities Authority[1]	10/02/08	7.840	3,000,000
	4,400,000	Missouri State Health & Educational Facilities Authority[1]	10/01/08	4.250	4,400,000
	4,000,000	Missouri State Health & Educational Facilities Authority[1]	10/01/08	7.000	4,000,000
	8,000,000	Missouri State Health & Educational Facilities Authority[1]	10/01/08	7.000	8,000,000
	9,000,000	New Hampshire Health & Education Facilities Authority[1]	10/01/08	4.750	9,000,000
	5,000,000	North Carolina Educational Facilities Finance Agency[1]	10/02/08	7.950	5,000,000
	500,000	Northampton County, Pennsylvania, General Purpose Authority[1]	10/02/08	7.850	500,000
	4,000,000	Pennsylvania State Higher Educational Facilities Authority[1]	10/01/08	8.000	4,000,000
	3,320,000	University of Delaware[1]	10/01/08	5.000	3,320,000
	2,800,000	University of Missouri[1]	10/01/08	4.250	2,800,000
	3,000,000	University of Pittsburgh[1]	10/01/08	9.000	3,000,000
	6,100,000	University of Pittsburgh[1]	10/02/08	8.500	6,100,000
	2,500,000	University of Texas[1]	10/02/08	7.500	2,500,000
	1,000,000	University of Texas	08/15/09	5.000	1,029,634
	8,000,000	Virginia College Building Authority, Educational Facilities Revenue[1]	10/01/08	7.000	8,000,000
	5,000,000	Virginia Commonwealth University[1]	10/02/08	4.000	5,000,000
		Total Education			84,592,365

		GENERAL OBLIGATIONS (29.2%)
	5,000,000	Allen, Texas, Independent School District[1]	10/02/08	5.250	5,000,000
	1,145,000	Anne Arundel County, Maryland	04/01/09	4.000	1,157,097
	2,310,000	Anne Arundel County, Maryland	04/01/09	4.000	2,334,406
	1,755,000	Clark County, Nevada, School District[1]	10/01/08	4.350	1,755,000
	1,280,000	Clyde Consolidated Independent School District	02/15/09	3.500	1,289,070
	3,900,000	Cuyahoga County, Ohio[1]	10/01/08	4.250	3,900,000
	6,300,000	Cuyahoga County, Ohio[1]	10/01/08	4.250	6,300,000
	4,000,000	Denton, Texas, Independent School District[1]	10/02/08	7.980	4,000,000
	500,000	Durham, North Carolina	02/01/09	5.000	505,462
	1,000,000	Fairfax County, Virginia	04/01/09	5.250	1,015,697
	2,500,000	Forsyth County, North Carolina[1]	10/02/08	7.940	2,500,000
	1,000,000	Greensboro, North Carolina[1]	10/02/08	7.250	1,000,000
	2,520,000	Greensboro, North Carolina	03/01/09	5.250	2,554,614
	4,000,000	Guilford County, North Carolina[1]	10/02/08	7.250	4,000,000
	3,100,000	Howard County, Maryland	02/15/09	4.000	3,125,121
	3,025,000	Howard County, Maryland	02/15/09	4.250	3,051,120
	1,300,000	Keller, Texas, Independent School District[1]	10/01/08	4.500	1,300,000
	1,235,000	Kent County, Michigan	11/01/08	5.000	1,238,401
	2,000,000	King County, Washington, School District No. 412	12/01/08	5.000	2,011,016
	2,610,000	Klein, Texas, Independent School District	08/01/09	3.500	2,647,935
	2,000,000	Mecklenburg County, North Carolina[1]	10/01/08	7.940	2,000,000
	3,500,000	Mecklenburg County, North Carolina[1]	10/01/08	7.940	3,500,000
	5,000,000	Mecklenburg County, North Carolina[1]	10/02/08	7.200	5,000,000
	1,000,000	Mecklenburg County, North Carolina[1]	10/02/08	7.480	1,000,000
	1,415,000	Mecklenburg County, North Carolina	02/01/09	5.000	1,430,940
	1,205,000	Minneapolis, Minnesota	12/01/08	3.000	1,207,272
	2,450,000	Minneapolis, Minnesota, Special School District No. 1	02/01/09	4.000	2,468,646
	1,900,000	Montgomery County, Maryland[1]	10/01/08	7.000	1,900,000
	2,710,000	New Castle County, Delaware	07/15/09	4.000	2,760,844

BBH TAX EXEMPT MONEY FUND
PORTFOLIO OF INVESTMENTS (continued)
September 30, 2008 (unaudited)

	Principal		Maturity	Interest
	Amount		Date	Rate	Value

		MUNICIPAL BONDS (continued)
		GENERAL OBLIGATIONS (continued)
	$2,000,000	New York, New York[1]	10/01/08	5.200%	$2,000,000
	3,000,000	Port Tacoma, Washington[1]	10/01/08	6.250	3,000,000
	3,000,000	Shaler Area, Pennsylvania, School District[1]	10/02/08	7.630	3,000,000
	5,000,000	State of Connecticut	02/01/09	3.000	5,024,841
	3,915,000	State of Delaware	01/01/09	5.000	3,948,888
	500,000	State of Delaware	03/01/09	4.250	505,325
	2,500,000	State of Georgia	12/01/08	5.000	2,513,488
	3,250,000	State of Georgia	12/01/08	5.000	3,264,686
	4,620,000	State of Georgia	07/01/09	5.750	4,762,835
	1,700,000	State of Illinois[1]	10/01/08	7.750	1,700,000
	5,000,000	State of Maryland	02/01/09	5.000	5,057,620
	1,000,000	State of Maryland	03/01/09	5.250	1,013,235
	1,550,000	State of Massachusetts[1]	10/01/08	4.500	1,550,000
	2,500,000	State of Massachusetts[1]	10/01/08	7.900	2,500,000
	1,575,000	State of Minnesota	10/01/08	5.000	1,575,000
	4,000,000	State of North Carolina[1]	10/01/08	7.910	4,000,000
	7,000,000	State of North Carolina	03/01/09	5.000	7,096,357
	800,000	State of North Carolina	03/01/09	5.250	810,712
	1,750,000	State of Ohio	05/01/09	5.500	1,786,947
	1,810,000	State of Oregon[1]	10/01/08	7.000	1,810,000
	2,000,000	State of Oregon[1]	10/01/08	7.000	2,000,000
	7,000,000	State of Texas	08/28/09	3.000	7,088,681
	3,000,000	Union County, North Carolina[1]	10/02/08	7.250	3,000,000
	1,355,000	Virginia Beach, Virginia	10/01/08	5.000	1,355,000
	1,500,000	Virginia Beach, Virginia	03/01/09	5.250	1,522,561
	2,225,000	Virginia State Public School Authority	07/15/09	4.000	2,264,722
	1,000,000	Wake County, North Carolina[1]	10/02/08	7.470	1,000,000
	3,000,000	Wake County, North Carolina[1]	10/02/08	7.470	3,000,000
	2,000,000	Wake County, North Carolina[1]	10/02/08	7.900	2,000,000
		Total General Obligations			152,103,539

		GOVERNMENT COLLATERAL (7.4%)
	1,175,000	Frederick County, Maryland	07/01/09	5.250	1,216,771
	1,660,000	Gainesville & Hall County, Georgia, Hospital Authority	05/15/09	5.200	1,712,194
	1,855,000	Houston, Texas, Independent School District	02/15/09	4.750	1,877,057
	2,525,000	Houston, Texas, Independent School District	02/15/09	5.250	2,559,675
	3,000,000	Houston, Texas, Independent School District	02/15/09	5.250	3,037,573
	4,070,000	Nashville & Davidson County, Tennessee	05/15/09	5.125	4,198,908
	2,530,000	New York State Tollway Authority Highway & Bridge Trust Fund	04/01/09	5.250	2,570,508
	1,000,000	New York, New York, City Transitional Finance Authority	11/01/08	5.000	1,001,585
	1,000,000	New York, New York, City Transitional Finance Authority	11/01/08	5.000	1,001,669
	1,500,000	North Carolina Medical Care Commission	12/01/08	5.000	1,522,613
	1,135,000	North Texas Tollway Authority	01/01/09	5.000	1,143,136
	1,000,000	Oklahoma Turnpike Authority	01/01/09	5.250	1,008,060
	3,000,000	Roswell, Georgia	02/01/09	5.500	3,069,005
	5,000,000	Salem-Keizer, Oregon, School District No. 24	06/01/09	5.000	5,110,650
	1,000,000	State of Michigan	11/01/08	5.000	1,002,621
	2,520,000	State of Minnesota	11/01/08	5.000	2,526,606
	2,940,000	State of Minnesota	11/01/08	5.000	2,947,753
	1,140,000	Texas State Public Finance Authority Revenue	12/15/08	5.000	1,147,759
		Total Government Collateral			38,654,143

		HEALTH CARE[1] (9.6%)
	5,000,000	Colorado Health Facilities Authority Revenue	10/01/08	7.980	5,000,000
	3,500,000	Greenville, South Carolina, Hospital Facilities Revenue	10/02/08	7.250	3,500,000
	5,000,000	Harris County, Texas, Health Facilities Revenue	10/01/08	4.250	5,000,000
	3,000,000	Harris County, Texas, Health Facilities Revenue	10/01/08	4.600	3,000,000
	2,000,000	North Carolina Medical Care Commission	10/01/08	7.910	2,000,000
	3,000,000	North Carolina Medical Care Commission	10/01/08	9.000	3,000,000
	7,900,000	Philadelphia, Pennsylvania, Hospitals & Higher Education
		Facilities Authority	10/01/08	7.000	7,900,000

BBH TAX EXEMPT MONEY FUND
PORTFOLIO OF INVESTMENTS (continued)
September 30, 2008 (unaudited)

	Principal		Maturity	Interest
	Amount		Date	Rate	Value

		MUNICIPAL BONDS (continued)
		HEALTH CARE[1] (continued)
	$5,700,000	Royal Oak, Michigan, Hospital Finance Authority	10/01/08	4.850%	$5,700,000
	6,850,000	Royal Oak, Michigan, Hospital Finance Authority	10/01/08	9.000	6,850,000
	6,000,000	University of North Carolina Hospital Chapel Hill Revenue	10/01/08	4.500	6,000,000
	2,000,000	Washington Health Care Facilities Authority Revenue	10/01/08	8.350	2,000,000
		Total Health Care			49,950,000

		INDUSTRIAL (0.3%)
	1,750,000	Delaware County, Pennsylvania, Industrial Development Authority[1]	10/01/08	6.250	1,750,000
		Total Industrial			1,750,000

		MISCELLANEOUS (7.4%)
	7,000,000	Connecticut State Housing Finance Authority[1]	10/02/08	7.950	7,000,000
	1,000,000	Maine Municipal Bond Bank	11/01/08	5.000	1,002,337
	6,100,000	Massachusetts State Development Finance Agency Revenue[1]	10/01/08	3.750	6,100,000
	6,000,000	Missouri State Development Finance Board[1]	10/01/08	4.250	6,000,000
	2,605,000	Monmouth County, New Jersey, Improvement Authority Revenue	10/01/08	4.500	2,605,000
	1,500,000	New York, New York, City Transitional Finance Authority[1]	10/01/08	4.150	1,500,000
	3,040,000	Palm Beach County, Florida, Public Improvement Revenue	11/01/08	4.000	3,041,900
	5,000,000	South Dakota Housing Development Authority[1]	10/02/08	8.000	5,000,000
	1,000,000	South Dakota State Building Authority	06/01/09	4.000	1,014,881
	5,000,000	Virginia State Public Building Authority	08/01/09	5.000	5,137,402
		Total Miscellaneous			38,401,520

		TRANSPORTATION (4.8%)
	4,900,000	Illinois State Toll Highway Authority Revenue[1]	10/02/08	7.250	4,900,000
	7,000,000	Kansas State Department of Transportation & Highway Revenue[1]	10/02/08	8.000	7,000,000
	3,000,000	Maryland State Department of Transportation	03/01/09	5.000	3,038,059
	3,000,000	Mississippi State Highway Revenue	06/01/09	5.250	3,070,264
	4,000,000	South Carolina Transportation Infrastructure Bank Revenue[1]	10/01/08	4.400	4,000,000
	3,000,000	Triborough Bridge & Tunnel Authority, New York, Revenue[1]	10/01/08	7.830	3,000,000
		Total Transportation			25,008,323

		UTILITIES[1] (2.8%)
	3,000,000	Colorado Springs, Colorado, Utilities Revenue	10/02/08	8.150	3,000,000
	4,000,000	Snohomish County, Washington, Public Utility District No. 1	10/01/08	8.050	4,000,000
	7,800,000	Upper Merion, Pennsylvania, Municipal Utility Authority	10/02/08	8.040	7,800,000
		Total Utilities			14,800,000

		WATER/SEWER (3.6%)
	4,000,000	Charleston, South Carolina, Waterworks & Sewer Revenue[1]	10/02/08	7.250	4,000,000
	7,000,000	Gwinnett County, Georgia, Water & Sewer Authority[1]	10/01/08	7.500	7,000,000
	1,055,000	Iowa State Finance Authority Revenue	02/01/09	5.000	1,065,448
	400,000	Las Vegas Valley, Nevada, Water District[1]	10/01/08	6.250	400,000
	1,000,000	Michigan Municipal Bond Authority Revenue	10/01/08	5.000	1,000,000
	5,000,000	Texas Water Development Board Revenue[1]	10/01/08	5.000	5,000,000
		Total Water/Sewer			18,465,448
		Total Municipal Bonds			440,330,278

		COMMERCIAL PAPER (13.6%)
	2,315,000	Board of Regents of the Texas A&M University	10/16/08	1.500	2,315,000
	4,000,000	Board of Regents of the Texas A&M University	11/06/08	1.600	4,000,000
	5,000,000	City of Houston, Texas	10/21/08	1.700	5,000,000
	5,000,000	Connecticut State Health Authority	10/20/08	1.670	5,000,000
	2,850,000	Harris County, Texas	12/03/08	1.690	2,850,000
	1,500,000	King County, Washington	11/03/08	1.600	1,500,000
	6,300,000	King County, Washington	12/09/08	1.680	6,300,000
	3,000,000	Maryland State Health & Higher Educational Facilities Authority	10/17/08	1.420	3,000,000
	3,000,000	Memphis, Tennessee	11/13/08	1.600	3,000,000
	2,000,000	Montgomery County, Pennsylvania	10/02/08	1.560	2,000,000
	2,370,000	Municipal Electric Authority of Georgia	10/15/08	1.580	2,370,000
	2,300,000	Municipal Electric Authority of Georgia	12/11/08	1.620	2,300,000

BBH TAX EXEMPT MONEY FUND
PORTFOLIO OF INVESTMENTS (continued)
September 30, 2008 (unaudited)

	Principal		Maturity	Interest
	Amount		Date	Rate	Value

		COMMERCIAL PAPER (continued)
	$4,000,000	Nebraska Public Power District	10/14/08	1.650%	$4,000,000
	5,500,000	North Texas Tollway Authority	10/09/08	1.600	5,500,000
	2,000,000	South Carolina Public Service Authority	11/05/08	1.650	2,000,000
	3,380,000	South Carolina Public Service Authority	12/01/08	1.650	3,380,000
	5,000,000	Tennessee State School Bond	11/03/08	1.600	5,000,000
	2,500,000	Tennessee State School Bond	11/04/08	1.600	2,500,000
	4,000,000	Tennessee State School Bond	12/01/08	1.500	4,000,000
	1,000,000	Texas Public Finance Authority	10/07/08	1.580	1,000,000
	2,500,000	Texas Public Finance Authority	12/04/08	1.600	2,500,000
	1,550,000	Texas Public Finance Authority	01/08/09	1.750	1,550,000
		Total Commercial Paper			71,065,000

TOTAL INVESTMENTS, AT AMORTIZED COST				98.2%	$511,395,278
OTHER ASSETS IN EXCESS OF LIABILITIES				1.8	9,186,642
NET ASSETS				100.0%	$520,581,920

[1]	Variable rate instrument. Interest rates change on specific dates (such as coupon or interest payment date). The yield
	shown represents the September 30, 2008 coupon or interest rate.

Fair Value Measurements
The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value
Measurements ("FAS 157"), effective July 1, 2008. For net asset valuation determination purposes, various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.
-	Level 1 - quoted prices in active markets for identical investments.
-	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment
	speeds, credit risk, etc.)
-	Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The following is a summary of the inputs used as of September 30, 2008 in valuing the Fund's investment carried at value:

			Investments in
	Valuation Inputs		Securities
	Level 1 - Quoted prices		$0
	Level 2 - Other Significant Observable Inputs		511,395,278
	Level 3 - Significant Unobservable Inputs		0
	Total		$511,395,278

	Portfolio holdings are shown as of the date indicated. Since market conditions can fluctuate suddenly and
	frequently, the portfolio holdings may change and this list is not indicative of future portfolio composition.
	These portfolio holdings are not intended to be and do not constitute recommendations that others buy,
	sell, or hold any of the securities listed.

	An investment in money market funds is neither insured nor guaranteed by the Federal Deposit Insurance
	Corporation or any other government agency. Although money market funds seek to preserve the value of
	your investment at $1.00 per share, it is possible to lose money by investing in these funds.

	For more complete information on the fund, call 1-800-625-5759 for a prospectus or visit www.bbhfunds.com.
	You should consider the fund's investment objectives, risks, charges, and expenses carefully before you invest.
	Information about these and other important subjects is in the Fund's prospectus, which you should read
	carefully before investing.

	The BBH Funds are managed by a separately identifiable department within Brown Brothers Harriman & Co.
	The Distributor is Edgewood Services, Inc. Date of first use: 11/08.

ITEM 2. CONTROLS AND PROCEDURES.

(a)  Based upon their evaluation of the Registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this
     Form N-Q, the Registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the Registrant's internal controls over financial reporting or in other factors that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the
    Registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) The certifications required by Rule 30a-2(a)under the Act are attached as exhibit 3(b).

EXHIBIT 3 (b)

SECTION 302 CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER.

I, John A. Gehret, certify that:

1. I have reviewed this report on Form N-Q of BBH Trust on behalf of:
   BBH U.S. Treasury Money Fund, BBH Money Market Fund, and BBH Tax
   Exempt Money Fund ("Registrant");

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report, fairly present in all material respects the investments of the Registrant as of the end of the fiscal quarter for which the report is filed;

4. The Registrant's other certifying officer and I are responsible for establishing and maintaining disclosure controls and procedures
   (as defined in Rule 30a-3(c) under the Investment Company Act of
   1940) and internal control over financial reporting (as defined in
   Rule 30a-3(d) under the Investment Company Act of 1940) for the
   Registrant and have:

    a.) designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to us by others within those entities,
          particularly during the period in which this report is being prepared;

    b.) designed such internal control over financial reporting, or caused such  internal control over financial reporting to be designed under our supervision, to provide reasonable
          assurance regarding the reliability of financial reporting and the preparation of financial statements for external
          purposes in accordance with generally accepted accounting
          principles;

   c.)  evaluated the effectiveness of the Registrant's disclosure controls and procedures and presented in this report our
         conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

   d.)  disclosed in this report any change in the Registrant's internal control over financial reporting that occurred during the Registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the
         Registrant's internal control over financial reporting; and

5. The Registrant's other certifying officer and I have disclosed to the Registrant's auditors and the audit committee of the
   Registrant's board of directors (or persons performing the equivalent functions):

   a.  all significant deficiencies and material weaknesses in the design or operation of internal control over financial
        reporting which are reasonably likely to adversely affect
        the Registrant's ability to record, process, summarize,
        and report financial information; and

   b. any fraud, whether or not material, that involves management or other employees who have a significant role in the
       Registrant's internal control over financial reporting.

Date: 11/26/08

                                   /s/ John A. Gehret
                         =======================
                                    John A. Gehret
                  President - Principal Executive Officer

EXHIBIT 3(b) (2)
SECTION 302 CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER.

I, Charles H. Schreiber, certify that:

1. I have reviewed this report on Form N-Q of BBH Trust on behalf of: BBH U.S. Treasury Money Fund, BBH Money Market Fund, and
   BBH Tax Exempt Money Fund ("Registrant");

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the
    circumstances under which such statements were made, not
    misleading with respect to  the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report, fairly present in all material respects the investments of the Registrant as of the end of the fiscal quarter for which the report is filed;

4.  The Registrant's other certifying officer and I are responsible for establishing and maintaining disclosure controls and procedures
    (as defined in Rule 30a-3(c) under the Investment Company Act of
    1940) and internal control over financial reporting (as defined in Rule 30a-3(d)under the Investment Company Act of 1940) for the
    Registrant and have:

   a.)  designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to us by others within those entities,
         particularly during the period in which this report is being prepared;

   b.) designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the
         preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

   c.)  evaluated the effectiveness of the Registrant's disclosure controls and procedures and presented in this report our
         conclusions about the effectiveness of the disclosure
         controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

   d.)  disclosed in this report any change in the Registrant's internal control over financial reporting that occurred
          during the Registrant's most recent fiscal quarter that
          has materially affected, or is reasonably likely to
          materially affect, the Registrant's internal control over
          financial reporting; and

5.  The Registrant's other certifying officer and I have disclosed to the Registrant's auditors and the audit committee of the
     Registrant's board of directors (or persons performing the equivalent functions):

   a.   all significant deficiencies and material weaknesses in the design or operation of internal control over financial
         reporting which are reasonably likely to adversely affect
         the Registrant's ability to record, process, summarize, and report financial information; and

   b.  any fraud, whether or not material, that involves management or other employees who have a significant role in the
        Registrant's internal control over financial reporting.

Date: 11/26/08

                                     /s/ Charles H. Schreiber
                        ==========================
                                     Charles H. Schreiber
                       Treasurer - Principal Financial Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                            BBH TRUST
                                                         -----------------------------

By (Signature and Title)*             /s/ John A. Gehret
                                                         ---------------------------
                                                              John A. Gehret
                                                                 President
                                                   (Principal Executive Officer)

Date: 11/26/08

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)*             /s/ John A. Gehret
                                                         ---------------------------
                                                             John A. Gehret
                                                                 President
                                                    (Principal Executive Officer)

By (Signature and Title)*         /s/ Charles H. Schreiber
                                                         -------------------------
                                                Charles H. Schreiber, Treasurer
                                                   (Principal Financial Officer)

Date: 11/26/08

* Print name and title of each signing officer under his or her signature.